Expense Example {- Fidelity® Global ex U.S. Index Fund} - 10.31 Fidelity International Index Funds Combo PRO-15 - Fidelity® Global ex U.S. Index Fund - Fidelity Global ex U.S. Index Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 6
3 years	18
5 years	31
10 years	$ 71